Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits	$ 5,861	$ 4,385
Variable incentive-based compensation	16,256	9,249
Share-based compensation	37,068	9,915
Remuneration of directors and other key management personnel	$ 59,185	$ 23,549
Key management personnel of entity or parent | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period	3 years
Number of DSU's issued during the year (shares)	13,455	10,991